Contract liabilities and other advances - Components (Details) - GBP (£) £ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	£ 22,531	£ 38,812
More than one year	67,370	59,170
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	22,418	29,433
More than one year	67,370	58,451
Contract liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	22,418	29,433
More than one year	67,370	58,451
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	113	959
More than one year	0	0
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	0	8,420
More than one year	0	719
Other advances
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	113	9,379
More than one year	£ 0	£ 719